FlowStone Opportunity Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Investment Funds	Geographic Region	Redemptions Permitted *	Redemption Notice Period*	Investment Strategy	Cost	Fair Value	% of Shareholders' Capital	Original Acquisition Date
Primary Investments
Apax X USD, L.P.(a)(b)(c)	Guernsey	NA	NA	Leveraged Buyout	$-	$(29,663)	-0.05%	3/3/2020
Liquid Stock I, L.P.(a)(b)	North America	NA	NA	Private Equity Fund	1,253,379	1,597,130	2.80%	8/30/2019
Total Primary Investments (Cost $1,253,379) (2.75%)**						1,567,467

Secondary Investments
AIC Credit Opportunities Partners Fund II, L.P.(b)	North America	NA	NA	Private Credit	6,750,000	6,011,129	10.55%	10/31/2019
Ampersand 2006, L.P.(b)(d)	North America	NA	NA	Venture	1,494,515	2,300,771	4.04%	12/31/2019
Canaan VII, L.P.(a)(b)	North America	NA	NA	Venture	423,760	667,873	1.17%	12/31/2019
Catterton Partners VI, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout	922,168	1,343,662	2.36%	12/31/2019
Cortec Group Fund IV, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout	26,946	31,568	0.06%	12/31/2019
Crosslink Ventures V, L.P.(a)(b)	North America	NA	NA	Venture	460,328	696,387	1.22%	1/1/2020
Dace Ventures I, L.P.(a)(b)	North America	NA	NA	Venture	277,117	327,000	0.57%	12/31/2019
Draper Fisher Jurvetson Growth 2006, L.P. (a)(b)	North America	NA	NA	Leveraged Buyout	1,884,795	2,507,332	4.40%	12/31/2019
Emerald Partners V, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout	5,949	23,000	0.04%	12/31/2019
EnerTech Capital Partners III, L.P.(a)(b)	North America	NA	NA	Venture	282,526	300,594	0.53%	12/31/2019
Fin Venture Capital I, L.P. (a)(b)	North America	NA	NA	Venture	1,198,840	2,554,023	4.48%	6/30/2020
Institutional Venture Partners XII, L.P.(a)(b)	North America	NA	NA	Venture	513,662	760,697	1.33%	12/31/2019
JK&B Capital V, L.P.(a)(b)(d)	North America	NA	NA	Venture	146,191	198,874	0.35%	12/31/2019
Parthenon Investors III, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout	1,024,992	2,620,245	4.60%	12/31/2019
Point 406 Ventures I, L.P.(a)(b)	North America	NA	NA	Venture	1,791,010	2,113,111	3.71%	12/31/2019
Rembrandt Venture Partners Fund Two, L.P.(a)(b)	North America	NA	NA	Venture	895,816	1,009,686	1.77%	12/31/2019
Tudor Ventures III, L.P.(a)(b)	North America	NA	NA	Venture	82,622	75,419	0.13%	12/31/2019
Total Secondary Investments (Cost $18,181,237) (41.31%)**						23,541,371
Total Investment Funds (Cost $19,434,616) (44.06%)**						$25,108,838

Short-Term Investment (91.52%)**
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio (Shares 52,153,512), 0.06% (e)						$52,153,512
Total Money Market Fund (Cost $52,153,512) (91.52%)**						$52,153,512

Total Investments (Cost $71,588,128) (135.58%)**						$77,262,350
Liabilities less other assets (-35.58%)**						(20,274,003)
Shareholders' Capital - 100.00%**						$56,988,347

Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market.

*	Certain Portfolio Funds will distribute proceeds upon realization events and such proceeds are distributed at the discretion of the Investment Manager, as they become available.
**	As a percentage of total shareholders' capital.
(a)	Non-income producing.
(b)	Investment Funds are issued in private placement transactions and as such are restricted as to resale per Rule 12-12-8 of Regulation S-X.
(c)	As of June 30, no capital has been contributed to this Investment Fund and the fair value represents a liability of a commitment to the Investment Fund.
(d)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.
(e)	The rate quoted is the annualized seven-day yield of the fund at the period end.